Portfolio of Investments
Columbia Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 21.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,770,000	2,796,706
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	3,610,000	3,615,902
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.741%	3,000,000	3,003,402
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,891,364
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.659%	2,000,000	1,995,258
Series 2020-5A Class A1
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	1.474%	10,000,000	10,004,140
Series 2020-5A Class C
3-month USD LIBOR + 2.350% Floor 2.350% 01/20/2032	2.604%	4,480,000	4,481,935
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.654%	2,000,000	1,986,208
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	3.458%	1,850,000	1,847,083
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.899%	1,800,000	1,800,045
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	816,475	818,709
Consumer Loan Underlying Bond Credit Trust(a)
Series 2019-P1 Class B
07/15/2026	3.280%	110,799	110,874
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	354,850	356,348
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/18/2032	2.391%	5,000,000	5,002,745
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 07/17/2034	1.941%	1,250,000	1,251,985
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.506%	1,250,000	1,250,039
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	1,700,000	1,704,036
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	3,000,000	3,014,874
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	4,875,000	4,855,165
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	392,180	395,947
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	7,049,364	7,027,519
Series 2021-B Class A
02/15/2029	1.110%	4,324,728	4,299,769
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	2,031,890	2,035,989
LendingPoint Pass-Through Trust(a)
Series 2022-ST1 Class A
03/15/2028	2.500%	4,000,000	3,993,421
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	1,793,077	1,779,139
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.200% Floor 2.200% 01/15/2033	2.324%	6,500,000	6,506,097
Columbia Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.724%	1,500,000	1,501,332
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.004%	5,000,000	5,003,705
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.604%	3,700,000	3,674,585
Marlette Funding Trust(a)
Series 2020-2A Class B
09/16/2030	1.830%	3,609,364	3,616,615
Series 2021-1A Class B
06/16/2031	1.000%	1,800,000	1,786,104
Subordinated Series 2019-4A Class B
12/17/2029	2.950%	7,235,897	7,266,979
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.654%	1,820,000	1,810,514
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.709%	4,000,000	4,000,888
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	191,459	192,054
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	472,372	472,755
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,739,358
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.404%	7,500,000	7,502,453
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	675,887	679,298
Series 2020-3 Class B
05/17/2027	3.220%	3,000,000	3,025,811
Series 2021-1 Class A
11/15/2027	1.180%	9,554,350	9,501,230
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3 Class A
05/15/2029	1.150%	7,150,494	7,097,553
Series 2021-5 Class A
08/15/2029	1.530%	5,000,000	4,974,885
Pagaya AI Debt Trust(a),(c)
Series 2022-1 Class A
10/15/2029	2.030%	5,250,000	5,250,525
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	2,200,000	2,193,391
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,600,000	2,568,825
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	1.374%	7,000,000	7,003,395
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	1.841%	10,000,000	10,008,660
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.331%	4,500,000	4,501,652
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	6,750,000	6,813,184
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	199,024	199,548
Subordinated Series 2018-2 Class C
04/26/2027	4.250%	11,270,013	11,341,576
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	4,954,926	4,942,811
Theorem Funding Trust(a),(c)
Series 2022-1A Class A
02/15/2028	1.850%	2,000,000	1,996,548
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	1,425,482	1,425,482
Series 2021-ST10 Class A
01/20/2030	2.250%	5,880,167	5,880,168
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,466,222	1,465,775

2	Columbia Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST6 Class A
08/20/2027	1.850%	4,901,497	4,834,604
Series 2021-ST9 Class A
11/20/2029	1.700%	2,831,782	2,793,170
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	4,250,000	4,223,044
Series 2021-3 Class A
07/20/2031	0.830%	7,846,534	7,800,647
Series 2021-4 Class A
09/20/2031	0.840%	5,067,746	5,007,603
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	4,000,000	4,041,251
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	5,000,000	4,872,361
Total Asset-Backed Securities — Non-Agency (Cost $248,607,829)			247,835,038

Commercial Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,075,161
Federal National Mortgage Association(e)
Series 2017-M15 Class ATS2
11/25/2027	3.140%	4,575,082	4,741,693
Government National Mortgage Association(e),(f)
Series 2019-147 Class IO
06/16/2061	0.438%	6,196,227	306,860
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,207,771)			6,123,714

Commercial Mortgage-Backed Securities - Non-Agency 17.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,380,953	2,455,246
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,958,960	3,034,921
BAMLL Commercial Mortgage Securities Trust(a),(e)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,386,730
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.957%	4,500,000	4,488,676
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.056%	1,300,000	1,248,451
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	1.257%	9,325,000	9,278,165
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.807%	1,000,000	989,964
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.103%	2,503,753	2,498,967
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	2.103%	2,000,000	1,985,627
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.091% Floor 1.091% 10/15/2034	1.196%	3,000,000	2,994,379
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.357%	3,000,000	2,994,381
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month USD LIBOR + 0.821% Floor 0.820% 06/15/2035	0.924%	8,000,000	7,990,336
BX Commercial Mortgage Trust(a)
Series 2020-VIV4 Class A
03/09/2044	2.843%	7,500,000	7,480,734
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.800% Floor 0.800% 05/15/2035	0.906%	5,950,000	5,935,008
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.693%	823,000	813,744
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.993%	747,000	736,731
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	3,476,256

Columbia Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.506%	8,450,000	8,444,719
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.606%	1,600,000	1,598,500
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.356%	2,000,000	1,998,125
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class B
1-month USD LIBOR + 1.900% Floor 1.900% 08/15/2036	2.003%	7,650,000	7,579,905
Citigroup Commercial Mortgage Trust(a),(e)
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	2,142,286
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.235%	1,000,000	999,064
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,719,646
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	18,163,390	17,512,451
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	6,434,877
Extended Stay America Trust(a),(b)
Series 2021-ESH Class C
1-month USD LIBOR + 1.700% Floor 1.700% 07/15/2038	1.810%	10,659,397	10,652,739
Hilton U.S.A. Trust(a),(e)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,778,060
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,641,919
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,065,560
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	1.006%	1,574,148	1,574,641
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.386%	999,843	997,675
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.250% 01/17/2038	1.490%	1,999,908	1,998,003
JPMorgan Chase Commercial Mortgage Securities Trust(a),(e)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,633,210
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,200,000	1,155,076
New Residential Mortgage Loan Trust(a),(d),(g)
Series 2022-SFR1 Class A
02/17/2027	2.400%	6,200,000	6,185,120
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2026	1.606%	15,000,000	14,963,052
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.306%	5,000,000	4,996,919
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,095,823
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,802,825
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,820,457
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	6,018,584
Progress Residential Trust(a),(c)
Series 2022-SFR1 Class A
02/17/2029	2.709%	3,000,000	2,999,872
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.256%	8,000,000	7,995,026

4	Columbia Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,848,477
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.851% Floor 0.851% 02/15/2032	0.956%	1,737,226	1,725,667
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.356%	900,000	893,459
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.981%	4,720,000	4,702,017
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.193%	5,600,000	5,453,929
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	1.432%	800,000	797,585
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $204,326,646)			204,013,584

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(h)	3	24
Total Consumer Staples		24
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,429
Total Financials		1,429
Total Common Stocks (Cost $—)		1,453

Corporate Bonds & Notes 15.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The)
05/01/2060	5.930%	2,290,000	2,897,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
01/15/2028	3.250%	1,720,000	1,788,612
United Technologies Corp.
11/16/2028	4.125%	660,000	720,644
Total			5,406,442
Banking 5.4%
Bank of America Corp.(i)
07/23/2031	1.898%	7,130,000	6,605,932
10/24/2031	1.922%	2,300,000	2,130,400
10/20/2032	2.572%	2,220,000	2,152,248
Citigroup, Inc.(i)
06/03/2031	2.572%	864,000	842,199
01/25/2033	3.057%	5,541,000	5,592,534
Goldman Sachs Group, Inc. (The)(i)
07/21/2032	2.383%	3,506,000	3,319,932
02/24/2033	3.102%	5,160,000	5,188,730
HSBC Holdings PLC(i)
05/24/2032	2.804%	2,260,000	2,186,671
11/22/2032	2.871%	4,402,000	4,258,169
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	1,812,000	1,802,809
04/22/2032	2.580%	6,449,000	6,273,858
11/08/2032	2.545%	3,514,000	3,408,371
01/25/2033	2.963%	3,449,000	3,469,779
Morgan Stanley(i)
07/21/2032	2.239%	3,037,000	2,866,611
10/20/2032	2.511%	4,093,000	3,958,686
Wells Fargo & Co.(i)
10/30/2030	2.879%	593,000	596,472
02/11/2031	2.572%	7,892,000	7,779,570
Total			62,432,971
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	673,294
06/30/2062	3.950%	4,214,000	3,720,339
Total			4,393,633
Diversified Manufacturing 0.6%
Carrier Global Corp.
04/05/2050	3.577%	1,028,000	1,023,940
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,735,000	3,120,240
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.533%	2,995,000	2,926,299
Total			7,070,479

Columbia Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.1%
AEP Texas, Inc.
01/15/2050	3.450%	2,980,000	2,888,047
CMS Energy Corp.
03/01/2024	3.875%	173,000	179,403
11/15/2025	3.600%	50,000	52,410
DTE Energy Co.
10/01/2026	2.850%	4,075,000	4,175,612
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	3,088,011
Emera US Finance LP
06/15/2046	4.750%	2,910,000	3,255,274
Georgia Power Co.
03/15/2042	4.300%	2,450,000	2,667,230
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,660,000	3,733,288
Southern Co. (The)
07/01/2046	4.400%	1,059,000	1,171,356
WEC Energy Group, Inc.
10/15/2027	1.375%	975,000	923,419
Xcel Energy, Inc.
06/01/2030	3.400%	2,425,000	2,544,073
Total			24,678,123
Food and Beverage 1.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,417,000	7,619,398
Bacardi Ltd.(a)
05/15/2048	5.300%	3,445,000	4,283,346
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,808,000	1,895,781
Total			13,798,525
Health Care 0.3%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.210%	963,000	965,472
Becton Dickinson and Co.
06/06/2024	3.363%	191,000	197,441
06/06/2027	3.700%	2,345,000	2,490,437
02/11/2031	1.957%	505,000	468,785
Total			4,122,135
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	840,000	806,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.3%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	1,217,984
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	1,190,000	1,110,755
10/15/2070	3.729%	357,000	370,171
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	351,989
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	475,000	577,261
Total			3,628,160
Midstream 0.9%
Enterprise Products Operating LLC
01/31/2060	3.950%	1,275,000	1,270,729
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	54,000	59,492
Kinder Morgan, Inc.
02/15/2046	5.050%	2,651,000	2,984,515
MPLX LP
04/15/2048	4.700%	1,175,000	1,278,146
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	2,780,000	2,775,630
Western Gas Partners LP
08/15/2048	5.500%	550,000	606,640
Williams Companies, Inc. (The)
09/15/2045	5.100%	821,000	952,516
10/15/2051	3.500%	917,000	862,847
Total			10,790,515
Natural Gas 0.5%
NiSource, Inc.
09/01/2029	2.950%	1,000,000	1,007,673
05/01/2030	3.600%	1,535,000	1,613,163
02/15/2043	5.250%	455,000	557,711
05/15/2047	4.375%	2,380,000	2,684,619
Sempra Energy
06/15/2027	3.250%	92,000	95,210
Total			5,958,376
Pharmaceuticals 0.3%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	3,262,770

6	Columbia Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.8%
Broadcom, Inc.(a)
04/15/2034	3.469%	2,096,000	2,074,716
11/15/2036	3.187%	876,000	831,305
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	200,000	206,131
02/15/2042	3.125%	1,128,000	1,071,496
Oracle Corp.
04/01/2050	3.600%	3,945,000	3,502,951
03/25/2061	4.100%	1,305,000	1,221,488
Total			8,908,087
Wireless 0.6%
American Tower Corp.
08/15/2029	3.800%	2,461,000	2,597,824
09/15/2031	2.300%	685,000	641,128
T-Mobile USA, Inc.(a)
10/15/2052	3.400%	2,731,000	2,508,011
11/15/2060	3.600%	1,185,000	1,082,484
Total			6,829,447
Wirelines 1.5%
AT&T, Inc.
09/15/2055	3.550%	2,767,000	2,611,518
12/01/2057	3.800%	5,596,000	5,476,696
Verizon Communications, Inc.(a)
03/15/2032	2.355%	3,836,000	3,642,181
Verizon Communications, Inc.
08/10/2033	4.500%	2,744,000	3,109,436
03/22/2061	3.700%	2,112,000	2,116,639
Total			16,956,470
Total Corporate Bonds & Notes (Cost $183,747,853)			179,042,836

Residential Mortgage-Backed Securities - Agency 18.9%

Federal Home Loan Mortgage Corp.(j)
06/01/2043	4.000%	1,454,382	1,563,529
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.942%	2,536,648	464,684
Federal Home Loan Mortgage Corp.(f)
CMO Series 5162 Class IA
11/25/2051	3.000%	8,984,256	1,511,805
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	2,234,195	2,322,703
05/01/2043- 10/01/2045	3.500%	2,991,735	3,174,433
02/01/2048	4.000%	899,280	958,689
Federal National Mortgage Association(j)
07/01/2038	6.000%	722,262	831,434
01/01/2040	5.500%	846,274	953,481
08/01/2040	4.500%	1,325,698	1,433,063
10/01/2042	3.000%	1,753,296	1,827,716
07/01/2045- 02/01/2046	3.500%	2,218,809	2,342,019
11/01/2045	4.000%	686,414	734,124
Federal National Mortgage Association(b),(f)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.892%	834,205	148,964
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.892%	2,171,977	396,538
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.542%	3,291,698	525,012
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.042%	1,066,660	211,809
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.992%	896,001	163,730
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.042%	1,724,676	332,876
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.092%	1,213,780	251,706

Columbia Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.042%	1,577,121	295,075
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.942%	3,848,406	665,603
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.942%	1,403,023	258,835
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.942%	2,218,583	480,870
Federal National Mortgage Association(f)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	23,970,699	4,186,255
Freddie Mac REMICS(f)
CMO Series 5152 Class XI
11/25/2050	2.500%	16,189,131	2,303,639
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	1.875%	2,145	2,183
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2022	1.625%	619	620
Government National Mortgage Association(j)
04/20/2048	4.500%	1,026,915	1,090,271
Government National Mortgage Association(b),(f)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	5.556%	3,335,926	410,684
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.096%	1,032,289	228,256
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.096%	1,370,859	210,516
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.096%	631,675	89,447
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.046%	851,546	139,153
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.096%	845,066	122,158
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.096%	1,013,966	166,476
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.146%	1,267,459	240,456
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.096%	1,047,577	163,944
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.096%	1,976,018	285,809
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.046%	1,702,649	272,448
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.096%	1,089,380	216,490
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.096%	1,173,280	180,566

8	Columbia Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.896%	1,606,946	273,181
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.046%	1,189,080	199,927
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.046%	1,244,311	197,946
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.946%	1,259,772	169,173
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.046%	1,208,020	192,226
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.046%	2,754,802	484,643
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.996%	6,807,134	1,072,367
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.196%	13,772,976	2,997,606
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.946%	932,729	147,249
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.046%	1,671,611	265,201
Government National Mortgage Association(f)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	8,854,781	1,282,213
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-175 Class KI
11/20/2050	2.500%	23,273,603	3,387,850
CMO Series 2020-191 Class UG
12/20/2050	3.500%	8,953,890	1,326,650
CMO Series 2021-119 Class QI
07/20/2051	3.000%	9,163,704	1,257,538
CMO Series 2021-139 Class IC
08/20/2051	3.000%	22,496,031	3,086,440
CMO Series 2021-16 Class KI
01/20/2051	2.500%	10,856,659	1,584,064
CMO Series 2021-9 Class MI
01/20/2051	2.500%	10,764,166	1,259,597
Government National Mortgage Association TBA(c)
02/22/2052	2.000%	20,000,000	19,772,656
02/22/2052	2.500%	12,000,000	12,080,625
Uniform Mortgage-Backed Security TBA(c)
02/17/2037- 02/14/2052	2.000%	49,000,000	48,073,828
02/17/2037- 02/14/2052	2.500%	32,100,000	32,155,969
02/17/2037- 02/14/2052	3.000%	39,978,000	40,892,863
02/17/2037	3.500%	4,000,000	4,176,875
02/14/2052	4.000%	9,000,000	9,510,117
Total Residential Mortgage-Backed Securities - Agency (Cost $218,198,213)			218,004,873

Residential Mortgage-Backed Securities - Non-Agency 36.2%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	4,360,151	4,288,231
American Mortgage Trust(d),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	54	33
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,992,604
CMO Series 2020-3 Class A1
04/25/2065	1.691%	3,755,230	3,754,769
CMO Series 2021-5 Class A2
07/25/2066	1.208%	6,142,652	6,079,216
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	961,433
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	285,901	287,107

Columbia Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	1,349,713	1,355,539
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M1B
1-month USD LIBOR + 1.600% 04/25/2028	1.708%	288,796	288,796
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	3.008%	5,000,000	5,021,541
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.108%	4,250,000	4,249,998
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.708%	2,415,811	2,422,128
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.058%	3,500,000	3,516,676
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.108%	877,273	877,850
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	1.210%	4,000,000	3,992,743
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	2,000,000	1,998,775
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% 01/26/2032	1.750%	4,900,000	4,900,003
BRAVO Residential Funding Trust(a),(e)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	194,174	195,424
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	83,217	83,660
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	294,754
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,513,698
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	2,302,397	2,279,048
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	1,629,873	1,640,788
CMO Series 2019-3 Class A3
11/25/2059	3.135%	2,374,958	2,388,927
CMO Series 2020-1 Class A1
02/25/2055	1.724%	5,263,234	5,263,439
BVRT Financing Trust(a),(b),(d),(g)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.600%	519,646	520,582
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	410,730	411,500
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	5,507,342	5,507,342
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	6,000,000	6,000,000
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	6,100,000	6,083,424
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.182%	935,705	915,587
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2015-A Class A4
06/25/2058	4.250%	4,062	4,071
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	351,191
CMO Series 2021-3 Class A1
09/27/2066	0.956%	3,519,109	3,492,001
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	4,264,120
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	1.950%	2,650,000	2,655,140
Credit Suisse Mortgage Capital Certificates(a),(e)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	944,908	944,262

10	Columbia Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	3,919,411	3,757,029
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.414%	1,031,059	1,044,659
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	10,667,513	10,499,875
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,094,311	3,082,956
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	1,168,945	1,154,238
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.808%	275,303	275,303
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	1.710%	7,500,000	7,501,918
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.558%	3,100,000	3,082,231
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2020-1 Class A3
06/25/2065	4.000%	550,000	556,580
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.108%	1,511,525	1,538,068
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.858%	258,232	259,372
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	0.800%	6,846,548	6,846,547
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	1.900%	3,000,000	3,001,342
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.658%	1,951,182	1,990,468
FWD Securitization Trust(a),(e)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	3,471,852
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	4,324,889	4,283,034
GCAT Trust(a),(e)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	4,924,033	4,889,425
GS Mortgage-Backed Securities Corp. Trust(a),(e)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	3,776,090	3,755,812
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,986,944	1,974,316
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,476,368	2,440,198
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	3,805,272	3,756,624
Loan Revolving Advance Investment Trust(a),(b),(d),(g)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	3,296,816	3,296,816
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.838%	4,000,000	4,000,000
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	1.208%	18,000,000	17,969,427
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	1.408%	7,000,000	7,001,314
MFA Trust(a),(e)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,505,264
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	8,665,161	8,638,016
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	3,466,065	3,456,136
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	2,599,548	2,592,766
CMO Series 2021-INV2 Class A3
11/25/2051	2.264%	2,794,816	2,740,795
MFRA Trust(a),(e)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	617,992	610,564

Columbia Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	963,449	951,848
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,548	3,544
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.336%	10,000,000	9,999,942
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	5,000,000	5,000,125
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	6,000,000	6,000,603
MRA Issuance Trust(a),(b),(d),(g)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.846%	3,000,000	3,000,000
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	8,413,338	8,771,459
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,825,135	4,823,151
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.658%	413,106	414,114
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.508%	25,204	25,250
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.058%	1,500,000	1,506,888
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.700%	5,500,000	5,500,023
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	1,127,152	1,125,817
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.108%	646,534	646,058
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.858%	549,023	544,693
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	2.458%	2,500,000	2,487,188
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.958%	10,700,000	10,718,008
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.758%	3,950,000	3,956,051
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,951,231	2,933,662
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	10,277,802	10,165,899
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,601,557	2,570,817
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,031,796	6,981,705
Preston Ridge Partners Mortgage Trust LLC(a),(e)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,859,278	1,818,377
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	5,000,000	4,982,156
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	6,544,719	6,379,148
PRPM LLC(a),(e)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	5,174,992	5,074,640
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.858%	1,136,599	1,138,167

12	Columbia Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.058%	3,250,000	3,240,496
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	72,804	72,702
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	3,735,480	3,705,096
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,319,195
CMO Series 2020-2 Class A3
04/25/2060	3.000%	8,250,000	8,269,772
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	5,019,356
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,797,601
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	6,544,501	6,524,288
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	2,477,147	2,469,351
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,274,397	1,249,548
Stonnington Mortgage Trust(a),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	3.500%	5,058,539	5,058,539
Toorak Mortgage Corp., Ltd.(e)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,207,875	1,209,337
Towd Point Mortgage Trust(a),(e)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	80,853	81,041
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	10,064,684
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1A
1-month USD LIBOR + 2.050% Floor 2.050% 10/25/2033	2.158%	6,000,000	6,008,193
TRK Trust(a),(e)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	6,843,683	6,778,104
Vendee Mortgage Trust(e),(f)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	649,051	1
CMO Series 1998-3 Class IO
03/15/2029	0.000%	791,188	1
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(e)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,764,961	1,767,912
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	589,546	592,824
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,472,191	1,476,629
CMO Series 2020-4 Class A3
06/25/2065	2.321%	2,630,939	2,635,818
CMO Series 2021-4 Class A2
07/25/2066	1.247%	5,106,736	5,043,741
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
04/25/2060	3.035%	4,000,000	4,049,968
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,849,903
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	2,550,454	2,529,060
CMO Series 2021-1R Class A1
05/25/2056	1.280%	3,673,139	3,612,369
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	3,000,000	2,962,728
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $418,929,734)			416,676,935

U.S. Treasury Obligations 0.3%

U.S. Treasury
08/15/2048	3.000%	530,000	622,253
U.S. Treasury(k)
STRIPS
02/15/2040	0.000%	3,461,000	2,306,162
Total U.S. Treasury Obligations (Cost $2,822,576)			2,928,415

Options Purchased Calls 0.0%
Value ($)
(Cost $127,500)	14,614

Options Purchased Puts 0.4%

(Cost $2,582,160)	4,172,634

Columbia Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(l),(m)	51,527,060	51,516,755
Total Money Market Funds (Cost $51,515,282)		51,516,755
Total Investments in Securities (Cost: $1,337,065,564)		1,330,330,851
Other Assets & Liabilities, Net		(178,733,654)
Net Assets		1,151,597,197
At January 31, 2022, securities and/or cash totaling $9,875,781 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,930	03/2022	USD	502,917,188	—	(6,031,150)
U.S. Treasury 5-Year Note	564	03/2022	USD	67,230,563	—	(782,630)
U.S. Ultra Treasury Bond	105	03/2022	USD	19,838,438	—	(615,461)
Total					—	(7,429,241)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	12,500,000	12,500,000	1.00	07/08/2022	127,500	14,614

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	51,600,000	51,600,000	1.75	07/15/2022	892,680	1,508,201
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	72,200,000	72,200,000	1.75	11/09/2022	1,689,480	2,664,433
Total							2,582,160	4,172,634

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(50,000,000)	(50,000,000)	2.20	03/17/2022	(935,000)	(117,175)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(48,000,000)	(48,000,000)	1.10	05/03/2022	(204,000)	(433,930)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(48,700,000)	(48,700,000)	1.25	05/23/2022	(180,190)	(368,075)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(48,700,000)	(48,700,000)	1.25	05/23/2022	(192,365)	(368,075)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(69,100,000)	(69,100,000)	1.85	07/07/2022	(587,350)	(689,749)
Total							(2,098,905)	(1,977,004)
14	Columbia Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $870,982,357, which represents 75.63% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $17,414,051, which represents 1.51% of total net assets.
(h)	Non-income producing investment.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	54,158,560	388,593,921	(391,235,160)	(566)	51,516,755	(3,148)	26,723	51,527,060
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Bond Fund | Third Quarter Report 2022	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT121_04_M01_(03/22)